UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street Albany, NY                 12207-1002

(Address of principal executive offices)        (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedules of Investments.

Paradigm Value Fund
		Schedule of Investments
		March 31, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Air Courier Services
90,000	Air Transport Services Group, Inc. *	$ 1,384,200	2.18%

Aircraft Parts & Auxiliary Equipment, NEC
50,000	Ducommun Incorporated *	762,500	1.20%

Computer Communications Equipment
40,000	A10 Networks, Inc. *	236,800
400,000	Extreme Networks, Inc. *	1,244,000
55,800	QLogic Corp. *	749,952
		2,230,752	3.51%

Construction - Special Trade Contractors
74,800	Matrix Service Co. *	1,323,960	2.08%

Deep Sea Foreign Transportation of Freight
117,100	Ardmore Shipping Corporation (Ireland)	989,495	1.56%

Electrical Work
36,000	EMCOR Group Inc.	1,749,600	2.75%

Guided Missiles & Space Vehicles & Parts
50,000	Kratos Defense & Security Solutions, Inc. *	247,500	0.39%

Heavy Construction Other Than Building Construction - Contractors
27,000	Granite Construction Incorporated	1,290,600	2.03%

Household Furniture
10,000	La-Z-Boy Incorporated	267,400	0.42%

Industrial Organic Chemicals
23,400	Sensient Technologies Corp.	1,484,964	2.34%

Instruments for Measuring & Testing of Electricity & Electric Signals
100,000	Xcerra Corporation *	652,000	1.03%

Laboratory Analytical Instruments
33,200	PerkinElmer Inc.	1,642,072	2.58%

Metal Forgings & Stampings
14,300	Park-Ohio Holdings Corp.	612,326	0.96%

Miscellaneous Electrical Machinery, Equipment & Supplies
149,600	Electro Scientific Industries, Inc.	1,069,640	1.68%

Motor Vehicles & Passenger Car Bodies
40,000	Federal Signal Corporation	530,400	0.83%

Motor Vehicle Parts & Accessories
71,100	Tower International, Inc. *	1,933,920	3.04%

National Commercial Banks
56,700	First Merchants Corporation	1,336,419
41,436	National Bank Holdings Corporation - Class A	844,880
		2,181,299	3.43%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
80,000	RTI Surgical, Inc. *	320,000	0.50%

Periodicals: Publishing or Publishing & Printing
32,000	Rovi Corporation *	656,320	1.03%

Photographic Equipment & Supplies
30,000	Avid Technology, Inc. *	202,800	0.32%

Radio & TV Broadcasting & Communications Equipment
120,000	Mitel Networks Corporation * (Canada)	981,600	1.54%

Retail - Apparel & Accessory Stores
30,000	Citi Trends, Inc.	534,900
85,400	Express Inc. *	1,828,414
30,700	Tailored Brands, Inc.	549,530
		2,912,844	4.58%

Retail - Family Clothing Stores
109,000	American Eagle Outfitters, Inc.	1,817,030
50,000	Stein Mart, Inc.	366,500
		2,183,530	3.45%

Retail - Retail Stores, NEC
25,400	IAC/InterActiveCorp.	1,195,832
40,000	Kirkland's, Inc.	700,400
		1,896,232	2.98%

Retail - Shoe Stores
26,300	Foot Locker, Inc.	1,696,350	2.67%

Retail - Women's Clothing Stores
340,000	New York & Company, Inc. *	1,346,400	2.12%

Savings Institution, Federally Chartered
44,800	LegacyTexas Financial Group, Inc.	880,320
103,242	United Financial Bancorp	1,299,817
		2,180,137	3.43%

Semiconductors & Related Devices
44,900	Kulicke & Soffa Industries Inc. * (Singapore)	508,268
120,000	Lattice Semiconductor Corporation *	681,600
47,900	Microsemi Corporation *	1,835,049
29,800	Qorvo, Inc. *	1,502,218
80,000	Ultra Clean Holdings, Inc. *	428,800
		4,955,935	7.80%

Services - Business Services, NEC
33,500	Rightside Group, Ltd. *	269,675	0.42%

Services - Computer Integrated Systems Design
100,000	Allscripts Healthcare Solutions, Inc. *	1,321,000
63,300	Convergys Corp.	1,757,841
		3,078,841	4.86%

Services - Computer Processing & Data Preparation
33,000	Demand Media, Inc. *	165,000
11,500	Infolbox Inc. *	196,650
		361,650	0.57%

Services - Equipment Rental & Leasing, NEC
50,000	Neff Corporation - Class A *	372,000	0.59%

Services - Help Supply Services
66,100	Kforce Inc.	1,294,238	2.04%

Services - Hospitals
25,900	Magellan Health Services Inc. *	1,759,387
25,600	MEDNAX, Inc. *	1,654,272
		3,413,659	5.38%

Services - Motion Picture Theaters
71,400	Regal Entertainment Group Class A	1,509,396	2.38%

Services - Prepackaged Software
23,800	inContact, Inc. *	211,582	0.33%

Special Industry Machinery, NEC
150,600	Brooks Automation, Inc.	1,566,240
200,000	Mattson Technology, Inc. *	730,000
		2,296,240	3.61%

State Commercial Banks
32,000	Banner Corporation	1,345,280
38,000	Renasant Corporation	1,250,580
		2,595,860	4.09%

Telegraph & Other Message Communications
23,000	j2 Global, Inc.	1,416,340	2.23%

Telephone & Telegraph Apparatus
48,500	Polycom, Inc. *	540,775	0.85%

Transportation Services
19,500	GATX Corp.	926,250	1.46%

Total for Common Stocks (Cost 42,430,163)		$ 57,971,282	91.24%

REAL ESTATE INVESTMENT TRUSTS
51,300	Blackstone Mortgage Trust, Inc. - Class A	1,377,918
163,928	Gramercy Property Trust Inc.	1,385,191
17,700	Mid-America Apartment Communities Inc.	1,809,117
Total for Real Estate Investment Trusts		4,572,226	7.20%
	(Cost $3,010,330)

MONEY MARKET FUNDS
884,599	SEI Daily Income Trust Government Fund -	884,599	1.39%
	Class A 0.13% **
	(Cost $884,599)

Total Investment Securities		63,428,107	99.83%
	(Cost $46,325,092)

Other Assets in Excess of Liabilities		111,023	0.17%

Net Assets		$ 63,539,130	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at March 31, 2016.

See accompanying notes to Schedules of Investments

Paradigm Select Fund
		Schedule of Investments
		March 31, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Air Transportation, Nonscheduled
525	Air Methods Corporation *	$ 19,016	0.36%

Aircraft & Parts
1,775	Triumph Group, Inc.	55,877	1.06%

Chemical & Allied Products
500	Innospec Inc.	21,680
1,350	Olin Corp.	23,449
		45,129	0.85%

Computer Communications Equipment
6,000	Brocade Communications Systems, Inc.	63,480	1.20%

Construction - Special Trade Contractors
4,625	Matrix Service Co. *	81,863	1.55%

Electrical Work
1,275	EMCOR Group Inc.	61,965	1.17%

Electromedical & Electrotherapeutic Apparatus
3,800	Masimo Corporation *	158,992	3.00%

Electronic Computers
1,600	Cray Inc. *	67,056
1,700	Omnicell, Inc. *	47,379
		114,435	2.16%

Fire, Marine & Casualty Insurance
150	Alleghany Corporation *	74,430
1,050	American Financial Group Inc.	73,888
1,600	Aspen Insurance Holdings Limited (Bermuda)	76,320
608	Endurance Specialty Holdings Ltd. (Bermuda)	39,727
		264,365	4.99%

Footwear (No Rubber)
3,000	Caleres, Inc.	84,870	1.60%

Household Furniture
2,200	La-Z-Boy Incorporated	58,828	1.11%

Industrial Organic Chemicals
1,100	Sensient Technologies Corporation	69,806
1,050	Westlake Chemical Corp.	48,615
		118,421	2.24%

Instruments For Measurement & Testing of Electricity & Electric Signals
4,750	Teradyne, Inc.	102,553	1.94%

Laboratory Analytical Instruments
2,550	PerkinElmer Inc.	126,123	2.38%

Miscellaneous Business Credit Institution
1,350	PHH Corporation *	16,929	0.32%

Miscellaneous Manufacturing Industries
2,200	Hillenbrand, Inc.	65,890	1.24%

Mortgage Bankers & Loan Correspondents
2,025	Walter Investment Management Corp. *	15,471	0.29%

Motor Vehicle Parts & Accessories
600	Visteon Corporation *	47,754	0.90%

National Commercial Banks
3,800	KeyCorp	41,952	0.79%

Paper Mills
3,300	KapStone Paper and Packaging Corporation	45,705	0.86%

Periodicals: Publishing or Publishing & Printing
8,275	Rovi Corporation *	169,720	3.21%

Petroleum Refining
2,050	Delek US Holdings, Inc.	31,242
1,700	Western Refining, Inc.	49,453
		80,695	1.52%

Plastics Products
800	AptarGroup Inc.	62,728	1.18%

Printed Circuit Boards
3,175	Jabil Circuit, Inc.	61,182
6,700	TTM Technologies, Inc. *	44,555
		105,737	2.00%

Radio & TV Broadcasting & Communications Equipment
5,600	Mitel Networks Corporation * (Canada)	45,808	0.87%

Retail - Apparel & Accessory Stores
4,600	Express Inc. *	98,486
2,375	Tailored Brands, Inc.	42,512
		140,998	2.66%

Retail - Family Clothing Stores
6,275	American Eagle Outfitters, Inc.	104,604	1.98%

Retail - Radio, TV & Consumer Electronics Stores
3,100	Best Buy Co., Inc.	100,564	1.90%

Retail - Retail Stores, NEC
1,450	IAC/InterActiveCorp.	68,266	1.29%

Retail - Shoe Stores
1,950	Foot Locker, Inc.	125,775	2.38%

Rolling Drawing & Extruding of Nonferrous Metals
12,241	Alcoa Inc.	117,269	2.21%

Rubber & Plastics Footwear
800	Deckers Outdoor Corporation *	47,928	0.91%

Savings Institution, Federally Chartered
2,075	Capitol Federal Financial, Inc.	27,515	0.52%

Search, Detection, Navigation, Guidance, Aeronautical Systems
1,500	Garmin Ltd. (Switzerland)	59,940	1.13%

Semiconductors & Related Devices
1,700	Cypress Semiconductor Corporation	14,722
3,575	Kulicke & Soffa Industries Inc. * (Singapore)	40,469
4,700	Marvell Technology Group Ltd. (Bermuda)	48,457
4,050	Microsemi Corporation *	155,155
2,100	Qorvo, Inc. *	105,861
1,475	Skyworks Solutions, Inc.	114,903
		479,567	9.06%

Services - Auto Rental & Leasing
800	Ryder System, Inc.	51,824	0.98%

Services - Computer Integrated Systems Design
6,600	Allscripts Healthcare Solutions, Inc. *	87,186
3,450	Convergys Corp.	95,806
6,800	Datalink Corporation *	62,152
		245,144	4.63%

Services - Help Supply Services
3,325	Kelly Services, Inc. - Class A	63,574
3,575	Kforce Inc.	69,999
		133,573	2.52%

Services - Hospitals
1,525	Magellan Health Services Inc. *	103,593
1,400	MEDNAX, Inc. *	90,468
		194,061	3.66%

Services - Motion Picture Theaters
4,550	Regal Entertainment Group Class A	96,187	1.82%

Services - Prepackaged Software
2,800	Imprivata, Inc. *	35,364
2,175	Progress Software Corporation *	52,461
		87,825	1.66%

Steel Pipe & Tubes
1,800	Allegheny Technologies Incorporated	29,340	0.55%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
550	Carpenter Technology Corporation	18,827
3,900	Commercial Metals Company	66,183
		85,010	1.61%

Surgical & Medical Instruments & Apparatus
7,100	Globus Medical, Inc. *	168,625
900	NuVasive, Inc. *	43,785
		212,410	4.01%

Telegraph & Other Message Communications
1,775	j2 Global, Inc.	109,305	2.06%

Telephone & Telegraph Apparatus
1,600	Ciena Corporation *	30,432
2,000	Fabrinet * (Thailand)	64,700
7,325	Polycom, Inc. *	81,674
		176,806	3.34%

Title Insurance
1,575	Fidelity National Financial, Inc.	53,392
525	Fidelity National Financial Ventures *	5,696
		59,088	1.12%

Transportation Services
1,000	GATX Corporation	47,500	0.90%

Wholesale - Computers & Peripheral Equipment & Software
500	SYNNEX Corporation	46,295	0.87%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
800	EnerSys	44,576	0.84%

Wholesale - Lumber & Other Construction Materials
1,075	Boise Cascade Company *	22,274	0.42%

Total for Common Stocks (Cost $3,626,165)		$ 4,967,950	93.82%

REAL ESTATE INVESTMENT TRUSTS
1,250	Mid-America Apartment Communities Inc.	127,762	2.41%
Total for Real Estate Investment Trusts (Cost $64,996)

MONEY MARKET FUNDS
201,163	SEI Daily Income Trust Government Fund -	201,163	3.80%
	Class A 0.13% **
	(Cost $201,163)

Total Investment Securities		5,296,875	100.03%
	(Cost $3,892,324)

Liabilities in Excess of Other Assets		(1,671)	-0.03%

Net Assets		$ 5,295,204	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at March 31, 2016.

See accompanying notes to Schedules of Investments

Paradigm Opportunity Fund
		Schedule of Investments
		March 31, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Computer Communications Equipment
5,000	A10 Networks, Inc. *	$ 29,600	0.48%

Construction - Special Trade Contractors
8,600	Matrix Service Co. *	152,220	2.48%

Electrical Work
2,825	EMCOR Group Inc.	137,295	2.24%

Industrial Organic Chemicals
2,550	Sensient Technologies Corporation	161,823	2.64%

Instruments for Measurement & Testing of Electricity & Electric Signals
7,075	Teradyne, Inc.	152,749	2.49%

Laboratory Analytical Instruments
2,850	PerkinElmer Inc.	140,961	2.30%

Miscellaneous Electrical Machinery, Equipment & Supplies
27,800	Electro Scientific Industries, Inc. *	198,770	3.24%

Miscellaneous Manufacturing Industries
5,500	Hillenbrand, Inc.	164,725	2.68%

Periodicals: Publishing or Publishing & Printing
13,700	Rovi Corporation *	280,987	4.58%

Retail - Apparel & Accessory Stores
9,475	Express Inc. *	202,860
4,375	Tailored Brands, Inc.	78,312
		281,172	4.58%

Retail - Department Stores
1,400	Dillard's, Inc. - Class A	118,874	1.94%

Retail - Family Clothing Stores
12,500	American Eagle Outfitters, Inc.	208,375	3.39%

Retail - Retail Stores, NEC
3,250	IAC/InterActiveCorp.	153,010	2.49%

Retail - Shoe Stores
1,200	DSW Inc. - Class A	33,168
4,400	Foot Locker, Inc.	283,800
		316,968	5.15%

Rolling Drawing & Extruding of Nonferrous Metals
19,183	Alcoa, Inc.	183,773	2.99%

Semiconductors & Related Devices
6,425	Kulicke & Soffa Industries Inc. * (Singapore)	72,731
7,900	Microsemi Corporation *	302,649
4,800	Qorvo, Inc. *	241,968
3,300	Skyworks Solutions, Inc.	257,070
		874,418	14.23%

Services - Computer Processing & Data Preparation
2,000	Infoblox Inc. *	34,200	0.56%
Services - Computer Integrated Systems Design
8,350	Convergys Corp.	231,880	3.78%

Services - Help Supply Services
7,600	Kelly Services, Inc. - Class A	145,312	2.37%

Services - Hospitals
3,150	Magellan Health Services Inc. *	213,979
1,975	MEDNAX, Inc. *	127,625
		341,604	5.55%

Services - Motion Picture Theaters
11,475	Regal Entertainment Group Class A	242,581	3.95%

Services - Prepackaged Software
6,500	inContact, Inc. *	57,785
6,700	Progress Software Corporation *	161,604
		219,389	3.57%

Special Industry Machinery (No Metalworking Machinery)
2,000	Kadant Inc.	90,320	1.47%

Special Industry Machinery, NEC
17,625	Brooks Automation, Inc.	183,300	2.99%

Surgical & Medical Instruments & Apparatus
10,125	AtriCure, Inc. *	170,404	2.78%

Telegraph & Other Message Communications
3,775	j2 Global, Inc.	232,465	3.79%

Telephone & Telegraph Apparatus
14,200	Polycom, Inc. *	158,330	2.58%

Total for Common Stocks (Cost $3,704,442)		$ 5,605,505	91.29%

REAL ESTATE INVESTMENT TRUSTS
3,100	Mid-America Apartment Communities Inc.	316,851	5.16%
Total for Real Estate Investment Trusts (Cost $132,667)

MONEY MARKET FUNDS
223,389	SEI Daily Income Trust Government Fund -	223,389	3.64%
	Class A 0.13% **
	(Cost $223,389)

Total Investment Securities		6,145,745	100.09%
	(Cost $4,060,498)

Liabilities in Excess of Other Assets		(5,384)	-0.09%

Net Assets		$ 6,140,361	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at March 31, 2016.

See accompanying notes to Schedules of Investments

Paradigm Micro-Cap Fund
		Schedule of Investments
		March 31, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
80,000	Ducommun Incorporated *	$ 1,220,000
140,000	LMI Aerospace, Inc. *	1,191,400
		2,411,400	5.59%

Computer Communications Equipment
400,000	Extreme Networks, Inc. *	1,244,000	2.88%

Computer Peripheral Equipment, NEC
150,000	RadiSys Corporation *	592,500	1.37%

Electronic Computers
50,000	Omnicell, Inc. *	1,393,500
85,730	Silicon Graphics International Corp. *	610,397
		2,003,897	4.65%

Footwear (No Rubber)
70,000	Caleres, Inc.	1,980,300	4.59%

Guided Missiles & Space Vehicles & Parts
260,000	Kratos Defense & Security Solutions, Inc. *	1,287,000	2.98%

Instruments for Measuring & Testing of Electricity & Electric Signals
140,000	Xcerra Corporation *	912,800	2.12%

Millwood, Veneer, Plywood, & Structural Wood Members
120,000	Ply Gem Holdings, Inc. *	1,686,000	3.91%

Miscellaneous Manufacturing Industries
200,000	Summer Infant, Inc. *	350,000	0.81%

Motor Vehicles & Passenger Car Bodies
69,700	Federal Signal Corporation	924,222	2.14%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
381,200	RTI Surgical, Inc. *	1,524,800	3.54%

Paper Mills
60,000	KapStone Paper and Packaging Corporation	831,000	1.93%

Pharmaceutical Preparations
100,000	Nature's Sunshine Products	960,000	2.23%

Photographic Equipment & Supplies
120,000	Avid Technology, Inc. *	811,200	1.88%

Printed Circuit Boards
220,000	TTM Technologies, Inc. *	1,463,000	3.39%

Radio & TV Broadcasting & Communications Equipment
190,000	Mitel Networks Corporation * (Canada)	1,554,200	3.60%

Retail - Apparel & Accessory Stores
70,000	Citi Trends, Inc.	1,248,100
83,900	Tilly’s, Inc. - Class A *	561,291
		1,809,391	4.20%

Retail - Catalog & Mail-Order Houses
20,000	PC Connection, Inc.	516,200	1.20%

Retail - Family Clothing Stores
60,000	Stage Stores, Inc.	483,600
100,000	Stein Mart, Inc.	733,000
		1,216,600	2.82%

Retail - Retail Stores, NEC
60,000	Kirkland's, Inc.	1,050,600	2.44%

Retail - Women's Clothing Stores
473,600	New York & Company, Inc. *	1,875,456	4.35%

Semiconductors & Related Devices
20,000	Cypress Semiconductor Corporation	173,200
120,000	EMCORE Corporation *	600,000
240,000	Lattice Semiconductors Corporation *	1,363,200
80,000	MaxLinear, Inc. - Class A *	1,480,000
15,599	Ultra Clean Holdings, Inc. *	83,611
		3,700,011	8.58%

Services - Computer Integrated Systems Design
80,000	Allscripts Healthcare Solutions, Inc. *	1,056,800
160,000	Datalink Corporation *	1,462,400
		2,519,200	5.84%

Services - Equipment Rental & Leasing, NEC
126,900	Neff Corporation - Class A *	944,136	2.19%

Services - Miscellaneous Repair Services
34,400	Team, Inc. *	1,045,072	2.42%

Services - Prepackaged Software
120,000	Imprivata, Inc. *	1,515,600	3.51%

Special Industry Machinery (No Metalworking Machinery)
15,000	Kadant Inc.	677,400	1.57%

Special Industry Machinery, NEC
444,900	Mattson Technology, Inc. *	1,623,885	3.77%

Surgical & Medical Instruments & Apparatus
20,000	AtriCure, Inc. *	336,600
40,000	Avinger, Inc. *	383,200
50,000	Globus Medical, Inc. - Class A *	1,187,500
		1,907,300	4.42%

Telephone & Telegraph Apparatus
160,000	ShoreTel, Inc. *	1,190,400	2.76%

Total for Common Stocks (Cost $42,395,042)		$ 42,127,570	97.68%

CONTINGENT VALUE RIGHTS
50,000	Synergetics USA, Inc. * +	-	0.00%
	(Cost $0)

MONEY MARKET FUNDS
418,443	SEI Daily Income Trust Government Fund -	418,443	0.97%
	Class A 0.13% **
	(Cost $418,443)

Total Investment Securities		42,546,013	98.65%
	(Cost $42,813,485)

Other Assets in Excess of Liabilities		584,334	1.35%

Net Assets		$ 43,130,347	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at March 31, 2016.
+ Under the terms of the Contingent Value Rights (“CVR”), the holder has the right to receive cash payments of between $0.50 and $1.00 if Synergetic’s ophthalmology business achieves certain revenue performance milestones.

See accompanying notes to Schedules of Investments

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2016

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at March 31, 2016 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value Fund	Opportunity Fund	Select Fund
Cost of Investments	$46,325,092	$4,060,498	$3,892,324
Gross Unrealized Appreciation	$20,491,846	$2,210,415	$1,644,382
Gross Unrealized Depreciation	($3,388,831)	($125,168)	($239,831)
Net Unrealized Appreciation
(Depreciation) on Investments	$17,103,015	$2,085,247	$1,404,551

Micro-Cap Fund
Cost of Investments	$42,813,485
Gross Unrealized Appreciation	$4,703,512
Gross Unrealized Depreciation	($4,970,984)
Net Unrealized Appreciation
(Depreciation) on Investments	($267,472)

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividend to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purpose management does not estimate the tax character of MLP distributions for which actual information has not been reported.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

SHORT SALES: A Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken on the Funds’ 2016 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, real estate investment trusts and contingent value rights). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Advisor’s opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities are valued by a pricing service when the Fund’s Adviser believes such prices are accurate and reflect the fair market value of such securities.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund’s Adviser, subject to Board review.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of March 31, 2016:

Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$57,971,282	$-	$-	$57,971,282
Real Estate Investment Trusts	4,572,226	-	-	4,572,226
Money Market Funds	884,599	-	-	884,599
Total	$63,428,107	$-	$-	$63,428,107

Opportunity:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$5,605,505	$-	$-	$5,605,505
Real Estate Investment Trusts	316,851	-	-	316,851
Money Market Funds	223,389	-	-	223,389
Total	$6,145,745	$-	$-	$6,145,745

Select:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$4,967,950	$-	$-	$4,967,950
Real Estate Investment Trusts	127,762	-	-	127,762
Money Market Funds	201,163	-	-	201,163
Total	$5,296,875	$-	$-	$5,296,875

Micro-Cap:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$42,127,570	$-	$-	$42,127,570
Contingent Value Rights	-	-	-	-
Money Market Funds	418,443	-	-	418,443
Total	$42,546,013	$-	$-	$42,546,013

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any level 3 assets during the three month period ended March 31, 2016.  There were no transfers into or out of the levels during the period ended March 31, 2016.  It is the Funds’ policy to consider transfers into or out the levels as of the end of the reporting period.

The Funds did not invest in any derivative instruments during the three month period ended March 31, 2016.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/Candace King Weir

      Candace King Weir

      President

Date:               5/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir

      Candace King Weir

      President

Date:               5/26/16

By: /s/Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:               5/27/2016